Subsequent Event (Details Narrative) - USD ($)	Dec. 02, 2020	Nov. 05, 2020	Oct. 28, 2020	Oct. 27, 2020	Oct. 26, 2020	Sep. 29, 2020	Sep. 28, 2020	Sep. 21, 2020	Sep. 18, 2020	Sep. 17, 2020	Aug. 18, 2020	Jun. 23, 2020	Jan. 28, 2020	Sep. 30, 2020	Dec. 31, 2019
Original issue discount														$ 60,625
Securities Purchase Agreement [Member] | Christopher Wetzel [Member]
Principal amount											$ 25,000
Debt maturity date											Aug. 18, 2021
Share price											$ 1.00
Shares issued price for each											$ 0.90909
Warrants term											5 years
Warrants to purchase shares											5,000
Warrants exercise price											$ 30.00
Notes and warrants issued											$ 25,000
Original issue discount											0
Securities Purchase Agreement [Member] | Joseph Eisenberger [Member]
Principal amount								$ 165,000
Debt maturity date								Sep. 30, 2021
Share price								$ 1.00
Shares issued price for each								$ 0.90909
Warrants term								5 years
Warrants to purchase shares								7,500
Warrants exercise price								$ 30.00
Notes and warrants issued								$ 150,000
Original issue discount								$ 15,000
Securities Purchase Agreement [Member] | Ross DiMaggio [Member]
Principal amount							$ 27,500
Debt maturity date							Aug. 28, 2102
Share price							$ 1.00
Shares issued price for each							$ 0.90909
Warrants term							5 years
Warrants to purchase shares							1,000
Warrants exercise price							$ 30.00
Notes and warrants issued							$ 20,000
Original issue discount							7,500
Securities Purchase Agreement [Member] | David W. Unger [Member]
Principal amount						$ 33,000
Debt maturity date						Aug. 18, 2021
Share price						$ 1.00
Shares issued price for each						$ 0.90909
Warrants term						5 years
Warrants to purchase shares						1,500
Warrants exercise price						$ 30.00
Notes and warrants issued						$ 30,000
Original issue discount						$ 3,000
Securities Purchase Agreement [Member] | Osher Capital Partners LLC [Member]
Principal amount										$ 181,500		$ 50,000	$ 385,000
Debt maturity date										Sep. 30, 2021		Jun. 23, 2021	Jan. 26, 2021
Share price										$ 1.00		$ 1.00	$ 1.00
Shares issued price for each										$ 0.90909		$ 0.90909	$ 0.90909
Warrants term										5 years		5 years	5 years
Warrants to purchase shares										8,250		10,000	80,209
Warrants exercise price										$ 30.00		$ 30.00	$ 7.00
Notes and warrants issued										$ 165,000		$ 50,005	$ 350,005
Original issue discount										$ 16,500		0	$ 34,995
Securities Purchase Agreement [Member] | Brio Capital Maser Fund, Ltd. [Member]
Principal amount									$ 93,500			$ 50,000
Debt maturity date									Sep. 30, 2021			Jun. 23, 2021
Share price									$ 1.00			$ 1.00
Shares issued price for each									$ 0.90909			$ 0.90909
Warrants term									5 years			5 years
Warrants to purchase shares									4,250			10,000
Warrants exercise price									$ 30.00			$ 30.00
Notes and warrants issued									$ 85,000			$ 50,005
Original issue discount									$ 8,500			0
Convertible Debt Agreement [Member] | Subsequent Event [Member] | Christopher Wetzel [Member]
Debt conversion of shares			70,510
Convertible Debt Agreement [Member] | Subsequent Event [Member] | Joseph Eisenberger [Member]
Debt conversion of shares		423,060
Convertible Debt Agreement [Member] | Subsequent Event [Member] | Ross DiMaggio [Member]
Debt conversion of shares				56,408
Convertible Debt Agreement [Member] | Subsequent Event [Member] | David W. Unger [Member]
Debt conversion of shares					84,612
Convertible Debt Agreement [Member] | October 20, 2020 [Member] | Christopher Wetzel [Member]
Principal amount											$ 27,500
Warrants to purchase shares											70,510
Warrants exercise price											$ 0.59
Notes and warrants issued											$ 25,000
Original issue discount											$ 2,500
Debt maturity date, description											August 18, 2021 to October 20, 2021.
Convertible Debt Agreement [Member] | October 20, 2020 [Member] | Joseph Eisenberger [Member]
Warrants to purchase shares								423,060
Warrants exercise price								$ 0.59
Debt maturity date, description								September 30, 2021 to October 20, 2021.
Convertible Debt Agreement [Member] | October 20, 2020 [Member] | Ross DiMaggio [Member]
Principal amount							$ 22,000
Warrants to purchase shares							56,408
Warrants exercise price							$ 0.59
Notes and warrants issued							$ 20,000
Original issue discount							$ 2,000
Debt maturity date, description							August 18, 2021 to October 20, 2021.
Convertible Debt Agreement [Member] | October 20, 2020 [Member] | David W. Unger [Member]
Warrants to purchase shares						84,612
Warrants exercise price						$ 0.59
Debt maturity date, description						August 18, 2021 to October 20, 2021.
Convertible Debt Agreement [Member] | Osher Capital Partners LLC [Member] | October 20, 2020 [Member]
Principal amount												$ 55,000
Warrants to purchase shares										465,366		141,020	4,113,083
Warrants exercise price										$ 0.59		$ 0.59	$ 0.14
Notes and warrants issued												$ 50,005
Original issue discount												$ 4,995
Debt maturity date, description										September 30, 2021 to October 20, 2021.		June 23, 2021 to October 20, 2021.	June 23, 2021 to October 20, 2021.
Convertible Debt Agreement [Member] | Brio Capital Maser Fund, Ltd. [Member] | Subsequent Event [Member]
Debt conversion of shares	141,020
Convertible Debt Agreement [Member] | Brio Capital Maser Fund, Ltd. [Member] | October 20, 2020 [Member]
Principal amount												$ 55,000
Warrants to purchase shares									239,734			141,020
Warrants exercise price									$ 0.59			$ 0.59
Notes and warrants issued												$ 50,005
Original issue discount												$ 4,995
Debt maturity date, description									September 30, 2021 to October 20, 2021.			June 23, 2021 to October 20, 2021.
Convertible Debt Agreement [Member] | Brio Capital Maser Fund, Ltd. [Member] | September 18, 2020 [Member] | Subsequent Event [Member]
Debt conversion of shares	239,734